Consulting Shares	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Consulting Shares

7. Consulting Shares

On March 6, 2015, the Company entered into an independent consulting agreement (the “Consulting Agreement”) with the Del Mar Consulting Group, Inc. and Alex Partners, LLC (the “Consultants”), pursuant to which the Company issued 150,000 shares of its common stock (par value $0.01 per share) to the Consultants (the “Consulting Shares”). The Company agreed to retain the Consultants to provide investor relations consulting to the Company for a period commencing on March 6, 2015 (the “Commencement Date”) and ending thirteen months after the Commencement Date (such period, the “Term”). The shares issued in connection with the Consulting Agreement were deemed to be exempt from registration in reliance upon Section 4(a)(2) of the Securities Act as a transaction by an issuer not involving any public offering.

The terms of the Consulting Agreement state, that the Company has the right to terminate this agreement at any time during the Term of the Consulting Agreement, upon providing Consultants ten days´ written notice of Company´s intention to terminate or immediately upon notice in the event of a breach of this agreement by either consultant. If the Company delivers notice to terminate this agreement for any reason within one hundred eighty days (180) following the effective date (the “Return Date”), then each Consultant will promptly return and surrender to the Company forty percent (40%) of the number of Consulting Shares issued to it. Therefore 60,000 of these shares are subject to certain forfeiture provisions within 180 days following the date of entry into the Consulting Agreement.

The Company, using the Black-Scholes method, estimated the fair value of the 90,000 non-cancellable Consulting Shares to be $284,400 based on the closing price per share of $3.16 as quoted on the OTCQB tier of the OTC Markets Group Inc., or the OTCQB, on the grant date, March 6, 2015. The Company estimated the fair value of the 60,000 cancellable Consulting Shares to be $192,000 based on the closing price per share of $3.20 as quoted on the OTCQB on the interim financial reporting date, March 31, 2015. Therefore, the Company estimated the total fair value of the Consulting Shares to be $476,400 and recognized the 90,000 non-cancellable Consulting Shares, or sixty percent (60%) of the Consulting Shares in an amount of $284,400, as general and administrative expense for the three months ended March 31, 2015. The remaining forty percent (40%), or 60,000 Consulting Shares in the amount of $192,000, will be recognized as general and administrative expenses with an offsetting credit to equity either (i) on a straight-line basis over 180 days until the date when the Company´s option to terminate the Consulting Agreement and exercise its option to cancel forty percent (40%) of the Consulting Shares, or (ii) in the event of an earlier termination by the Company, at the applicable termination date. Therefore the Company recognized expenses in connection with the Consulting Shares of $311,067 for the three months ended March 31, 2015 in general and administrative expenses, including $284,400 for the non-cancellable Consulting Shares and $26,667 for the cancellable shares.